Supplemental Oil and gas Reserve Information (Unaudited) (Summary of Capitalized Costs of Oil and gas Properties) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unevaluated properties not subject to amortization	$ 0	$ 7,830,828
Properties subject to amortization	71,917,308	30,466,951
Capitalized costs	71,917,308	38,297,779
Accumulated depletion	(10,567,905)	(5,094,881)
Net capitalized costs	$ 61,349,403	$ 33,202,898